Accounts Receivable - Aging of the accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the year	$ (3,646)	$ (2,828,796)
Additions charged to bad debt expense	0	145,512
Write-off of bad debt allowance	0	(89,851)
Disposal of Zhong Hai Shi Xun	(3,646)	(2,880,811)
Allowance for Doubtful Accounts Receivable	$ 3,646	$ 2,828,796		$ 0	$ 3,646
Accounts Receivable, Net, Current			$ 2,941,245	19,370,665	$ 26,962,085	[1]
Within 90 days
Allowance for Doubtful Accounts Receivable [Roll Forward]
Accounts Receivable, Net, Current			2,941,245	1,219,526
91-180 days
Allowance for Doubtful Accounts Receivable [Roll Forward]
Accounts Receivable, Net, Current			0	633
181-365 days
Allowance for Doubtful Accounts Receivable [Roll Forward]
Accounts Receivable, Net, Current			0	12,385,193
More than 1 year
Allowance for Doubtful Accounts Receivable [Roll Forward]
Accounts Receivable, Net, Current			$ 0	$ 5,765,313

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited (“Guang Ming”). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)